UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	July 11, 2002

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	117

Form 13F Information Table Value Total:	112573



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      871     7080 SH       SOLE                     7080
                                                              1860    15120 SH       DEFINED                 15120
AOL Time Warner Inc.           COM              00184a105        9      600 SH       SOLE                      600
                                                               257    17455 SH       DEFINED                 17455
AT&T Corp.                     COM              001957109      289    26991 SH       DEFINED                 26991
Abbott Laboratories Inc.       COM              002824100      392    10400 SH       DEFINED                 10400
American Int'l Group Inc.      COM              026874107      631     9250 SH       SOLE                     9250
                                                              2364    34641 SH       DEFINED                 34641
Amgen Inc.                     COM              031162100       55     1325 SH       SOLE                     1325
                                                              1021    24370 SH       DEFINED                 24370
Anheuser Busch Co.             COM              035229103      700    14000 SH       DEFINED                 14000
Avon Products Inc.             COM              054303102      516     9880 SH       SOLE                     9880
                                                              1856    35530 SH       DEFINED                 35530
Bellsouth Corp.                COM              079860102      358    11368 SH       SOLE                    11368
                                                                47     1504 SH       DEFINED                  1504
Cardinal Health Inc.           COM              14149Y108      270     4390 SH       SOLE                     4390
                                                               768    12498 SH       DEFINED                 12498
ChevronTexaco Corp.            COM              166764100      442     5000 SH       SOLE                     5000
                                                               737     8333 SH       DEFINED                  8333
Citigroup Inc.                 COM              172967101      462    11921 SH       SOLE                    11921
                                                              2231    57585 SH       DEFINED                 57585
Coca-Cola Co.                  COM              191216100      767    13700 SH       DEFINED                 13700
Computer Sciences Corp.        COM              205363104       19      400 SH       SOLE                      400
                                                               403     8440 SH       DEFINED                  8440
Conoco Inc.                    COM              208251504      278    10000 SH       DEFINED                 10000
Costco Wholesale Corp          COM              22160k105      460    11910 SH       SOLE                    11910
                                                              1490    38590 SH       DEFINED                 38590
Dell Computer Corp.            COM              247025109       46     1750 SH       SOLE                     1750
                                                              1169    44725 SH       DEFINED                 44725
E I DuPont De Nemours          COM              263534109      355     8000 SH       SOLE                     8000
                                                                10      230 SH       DEFINED                   230
El Paso Corporation            COM              28336l109      163     7900 SH       SOLE                     7900
                                                               841    40785 SH       DEFINED                 40785
Electronic Data Systems Corp.  COM              285661104       60     1610 SH       SOLE                     1610
                                                               928    24985 SH       DEFINED                 24985
Exxon Mobil Corp.              COM              30231g102      522    12766 SH       SOLE                    12766
                                                              1794    43840 SH       DEFINED                 43840
Fidelity National Financial In COM              316326107      209     6618 SH       DEFINED                  6618
First Data Corp.               COM              319963104        7      200 SH       SOLE                      200
                                                               241     6490 SH       DEFINED                  6490
Fiserv Inc.                    COM              337738108      361     9840 SH       SOLE                     9840
                                                               983    26770 SH       DEFINED                 26770
General Electric Co.           COM              369604103      344    11830 SH       SOLE                    11830
                                                              3581   123286 SH       DEFINED                123286
Goldman Sachs Group            COM              38141G104       90     1225 SH       SOLE                     1225
                                                              1276    17400 SH       DEFINED                 17400
H. J. Heinz Co.                COM              423074103      156     3800 SH       SOLE                     3800
                                                                62     1500 SH       DEFINED                  1500
Health Management Associates   COM              421933102      283    14030 SH       SOLE                    14030
                                                               834    41390 SH       DEFINED                 41390
Home Depot Inc.                COM              437076102      283     7700 SH       SOLE                     7700
                                                              1691    46040 SH       DEFINED                 46040
International Business Machine COM              459200101     2492    34605 SH       SOLE                    34605
                                                              1595    22147 SH       DEFINED                 22147
Johnson & Johnson              COM              478160104      575    11010 SH       SOLE                    11010
                                                              2639    50500 SH       DEFINED                 50500
Lucent Technologies            COM              549463107       41    24652 SH       DEFINED                 24652
MBNA Corp.                     COM              55262L100      401    12130 SH       SOLE                    12130
                                                              2576    77900 SH       DEFINED                 77900
Marsh & McLennan Cos.          COM              571748102      319     3300 SH       SOLE                     3300
                                                              2071    21435 SH       DEFINED                 21435
Masco Corp.                    COM              574599106      444    16380 SH       SOLE                    16380
                                                              1201    44315 SH       DEFINED                 44315
Medtronic Inc.                 COM              585055106      392     9140 SH       SOLE                     9140
                                                              1014    23665 SH       DEFINED                 23665
Merck & Co.                    COM              589331107       67     1330 SH       SOLE                     1330
                                                              1683    33230 SH       DEFINED                 33230
Merrill Lynch & Co.            COM              590188108        6      150 SH       SOLE                      150
                                                               531    13120 SH       DEFINED                 13120
New York Times  Co.            COM              650111107     1236    24000 SH       DEFINED                 24000
Northern Trust Corp.           COM              665859104        7      170 SH       SOLE                      170
                                                               357     8105 SH       DEFINED                  8105
Omnicom Group Inc.             COM              681919106        7      150 SH       SOLE                      150
                                                               646    14095 SH       DEFINED                 14095
Oracle Corp.                   COM              68389x105       35     3720 SH       SOLE                     3720
                                                               371    39175 SH       DEFINED                 39175
Pepsico, Inc.                  COM              713448108      382     7930 SH       SOLE                     7930
                                                              1862    38625 SH       DEFINED                 38625
Pfizer Inc.                    COM              717081103      417    11925 SH       SOLE                    11925
                                                              2093    59814 SH       DEFINED                 59814
Principal Financial Group      COM              74251v102      557    17970 SH       SOLE                    17970
                                                              2184    70455 SH       DEFINED                 70455
Procter & Gamble Co.           COM              742718109     1018    11405 SH       DEFINED                 11405
SBC Communications Inc.        COM              78387G103      335    11000 SH       SOLE                    11000
                                                               347    11376 SH       DEFINED                 11376
Safeway Inc.                   COM              786514208      205     7010 SH       SOLE                     7010
                                                              1282    43915 SH       DEFINED                 43915
Sara Lee Corp.                 COM              803111103    24779  1200552 SH       DEFINED               1200552
Schering-Plough Corp.          COM              806605101      795    32300 SH       DEFINED                 32300
Schlumberger Ltd.              COM              806857108       49     1050 SH       SOLE                     1050
                                                               391     8400 SH       DEFINED                  8400
State Street Boston Corp.      COM              857477103       40      900 SH       SOLE                      900
                                                              2002    44790 SH       DEFINED                 44790
Sun Microsystems               COM              866810104       13     2645 SH       SOLE                     2645
                                                               297    59203 SH       DEFINED                 59203
Sysco Corp.                    COM              871829107      290    10670 SH       SOLE                    10670
                                                              1480    54360 SH       DEFINED                 54360
Target Corp.                   COM              87612e106      430    11280 SH       SOLE                    11280
                                                              1474    38680 SH       DEFINED                 38680
Texas Instruments Inc.         COM              882508104       52     2200 SH       SOLE                     2200
                                                               954    40270 SH       DEFINED                 40270
United Parcel Service          COM              911312106      403     6520 SH       SOLE                     6520
                                                              2020    32710 SH       DEFINED                 32710
Verizon Communications         COM              92343v104      361     9000 SH       SOLE                     9000
                                                               134     3346 SH       DEFINED                  3346
Viacom Inc.                    COM              925524308      204     4602 SH       DEFINED                  4602
Walgreen Co.                   COM              931422109      342     8850 SH       SOLE                     8850
                                                              4338   112295 SH       DEFINED                112295
Walt Disney Co.                COM              254687106      323    17094 SH       DEFINED                 17094
Wells Fargo Bank               COM              949746101      873    17434 SH       DEFINED                 17434
Wrigley Wm Jr. Co.             COM              982526105      408     7368 SH       DEFINED                  7368
Wyeth                          COM              983024100      886    17300 SH       DEFINED                 17300
Xcel Energy Inc.               COM              98389b100       18     1085 SH       SOLE                     1085
                                                               525    31320 SH       DEFINED                 31320
St. Mary Ld & Expl Co.                          792228108     1145    47848 SH       DEFINED                 47848
Glaxosmithkline PLC-Adr                         37733w105      314     7283 SH       DEFINED                  7283
Butler Manufacturing Co.                        123655102        0    11378 SH       DEFINED                 11378